4. Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies Tables Abstract
Restatement of Comparative Balances

Financial instrument	Classification as IAS 39	New classification (IFRS 9)
Bonds and securities	Available for sale	Fair value through profit or loss
Collaterals and escrow accounts	Loans and receivables	Amortized cost
Trade accounts receivable	Loans and receivables	Amortized cost
CRC transferred to the State Government of Paraná	Loans and receivables	Amortized cost
Sectorial financial assets	Loans and receivables	Amortized cost
Accounts receivable related to the concession -
transmission (amortizable)	Loans and receivables	(a)
Accounts receivable related to the concession -
transmission (indemnable)	Loans and receivables	(a)
Accounts receivable related to the concession -
bonus from the grant	Loans and receivables	Amortized cost
Accounts receivable related to the concession - distribution	Available for sale	Fair value through profit or loss
Accounts receivable related to the concession compensation	Available for sale	Fair value through profit or loss
State of Paraná - Government Programs	Loans and receivables	Amortized cost
Other temporary investments	Available for sale	Fair value through profit or loss
(a) Rights that are now considered as contract assets, in accordance with IFRS 9. (Note 11)

Effect of new accounting standards

	12.31.2017	Effects of applying IFRS 15	Effects of applying IFRS 9	01.01.2018
STATEMENTS OF FINANCIAL POSITION
Assets	33,162,377	(150,428)	(14,496)	32,997,453
Current assets	5,701,834	(2,960)	(18,608)	5,680,266
Trade accounts receivable (a) (b)	2,733,240	(2,960)	(18,507)	2,711,773
Other current receivables (a)	409,351	-	(101)	409,250
Accounts receivable related to the concession (c)	149,744	(66,366)	-	83,378
Contract assets (c)	-	66,366	-	66,366
Noncurrent assets	27,460,543	(147,468)	4,112	27,317,187
Trade accounts receivable (a)	261,082	-	(3,356)	257,726
Accounts receivable related to the concession (c)	4,429,237	(2,066,325)	-	2,362,912
Contract assets (c)	-	2,774,142	-	2,774,142
Deferred income tax and social contribution	915,492	1,280	7,468	924,240
Investments (d)	2,570,643	(148,748)	-	2,421,895
Intangible assets in progress (c)	9,829,450	(707,817)	-	9,121,633
Liabilities	33,162,377	(150,428)	(14,496)	32,997,453
Equity	15,510,503	(150,428)	(14,496)	15,345,579
Attributable to controlling shareholder's	15,207,842	(150,428)	(14,496)	15,042,918
Equity valuation adjustments (e)	895,601	-	(4,391)	891,210
Accumulated profit	-	(150,428)	(10,105)	(160,533)